PROPERTY, PLANT, AND EQUIPMENT (Details 1) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	$ 257,379	$ 240,659
Impairment due to damage	(5,644)	(234)	$ (21)
Balances at end	242,547	257,379	240,659
Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	169,809	158,434
Balances at end	159,352	169,809	158,434
Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	66,506	59,908
Balances at end	63,516	66,506	59,908
Ceded under operating leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	4,230	4,238
Balances at end	4,221	4,230	4,238
Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	16,834	18,079
Balances at end	15,458	16,834	18,079
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	493,001	431,440
Additions	58,772	62,355
Disposals	(17,941)	(560)
Impairment due to damage	(354)	(234)
Other
Balances at end	533,478	493,001	431,440
Gross carrying amount [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	264,016	237,449
Additions	27,592	26,567
Disposals	(17,529)
Impairment due to damage
Other
Balances at end	274,079	264,016	237,449
Gross carrying amount [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	168,124	137,621
Additions	26,278	30,965
Disposals	(359)	(228)
Impairment due to damage	(354)	(234)
Other
Balances at end	193,689	168,124	137,621
Gross carrying amount [Member] | Ceded under operating leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	4,888	4,888
Additions
Disposals
Impairment due to damage
Other
Balances at end	4,888	4,888	4,888
Gross carrying amount [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	55,973	51,482
Additions	4,902	4,823
Disposals	(53)	(332)
Impairment due to damage
Other
Balances at end	60,822	55,973	51,482
Accumulated depreciation and amortisation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	(235,622)	(190,781)
Additions	(55,622)	(45,025)
Disposals	313	184
Impairment due to damage
Other
Balances at end	(290,931)	(235,622)	(190,781)
Accumulated depreciation and amortisation [Member] | Land and buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	(94,207)	(79,015)
Additions	(20,744)	(15,192)
Disposals	224
Impairment due to damage
Other
Balances at end	(114,727)	(94,207)	(79,015)
Accumulated depreciation and amortisation [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	(101,618)	(77,713)
Additions	(28,592)	(23,976)
Disposals	37	71
Impairment due to damage
Other
Balances at end	(130,173)	(101,618)	(77,713)
Accumulated depreciation and amortisation [Member] | Ceded under operating leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	(658)	(650)
Additions	(9)	(8)
Disposals
Impairment due to damage
Other
Balances at end	(667)	(658)	(650)
Accumulated depreciation and amortisation [Member] | Other [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balances at beginning	(39,139)	(33,403)
Additions	(6,277)	(5,849)
Disposals	52	113
Impairment due to damage
Other
Balances at end	$ (45,364)	$ (39,139)	$ (33,403)